Consolidated Statements of Equity and Temporary Equity (Unaudited) - USD ($)	Total	SST VI OP	Redeemable Common Stock	Common Stock	Common Stock Class A Common stock	Common Stock Class T Common stock	Common Stock Redeemable Common Stock	Additional Paid-in Capital	Distributions	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total SmartStop Self Storage REIT, Inc. Equity	Noncontrolling Interests	Noncontrolling Interests SST VI OP	Preferred Stock
Beginning Balance at Dec. 31, 2019	$ 345,813,823				$ 51,435	$ 7,700	$ 43,391,362	$ 491,433,240	$ (128,642,787)	$ (87,090,486)	$ (1,955,335)	$ 273,803,767	$ 72,010,056		$ 146,426,164
Beginning Balance (in shares) at Dec. 31, 2019					51,435,124	7,699,893
Offering costs	(46,907)							(46,907)				(46,907)
Issuance of preferred stock															50,000,000
Preferred stock issuance costs															(70,057)
Changes to redeemable common stock	(15,954,081)						15,954,081	(15,954,081)				(15,954,081)
Redemptions of common stock	(165)				$ (165)	$ 0	(2,009,868)					(165)
Redemptions of common stock (in shares)					(164,894)	0
Issuance of restricted stock	72				$ 72							72
Issuance of restricted stock (in shares)					71,567
Distributions	(35,310,382)								(35,310,382)			(35,310,382)
Distributions to noncontrolling interests	(5,525,293)												(5,525,293)
Issuance of shares for distribution reinvestment plan	15,954,081				$ 1,319	$ 204		15,952,558				15,954,081
Issuance of shares for distribution reinvestment plan (in shares)					1,318,605	204,018
Equity based compensation expense	1,738,873							1,023,196				1,023,196	715,677
Net income (loss) attributable to common stockholders - basic:	(54,354,394)									(54,354,394)		(54,354,394)
Net loss attributable to the noncontrolling interests in our Operating Partnership	(6,901,931)												(6,901,931)
Foreign currency translation adjustment	965,103										845,698	845,698	119,405
Foreign currency hedge contract (losses) gains	(596,969)										(525,540)	(525,540)	(71,429)
Interest rate swap and cap contract (losses) gains	(2,541,625)										(2,199,051)	(2,199,051)	(342,574)
Ending Balance at Dec. 31, 2020	243,240,205				$ 52,661	$ 7,904	57,335,575	492,408,006	(163,953,169)	(141,444,880)	(3,834,228)	183,236,294	60,003,911		196,356,107
Ending Balance (in shares) at Dec. 31, 2020					52,660,402	7,903,911
Issuance of OP Units in connection with SSGT II Merger	231,412,470				$ 23,138			231,389,332				231,412,470
Issuance of common stock in connection with the SSGT II Merger (in shares)					23,137,540
Issuance of Class A-1 Units in our Operating Partnership in connection with the contingent earnout related to the Self Administration Transaction	11,219,744												11,219,744
Acquisition of noncontrolling interest related to the Tenant Protection Programs joint ventures	(10,900)												(10,900)
Offering costs	(335,175)	$ (1,239,194)						(335,175)				(335,175)		$ 1,239,194
Issuance of preferred stock															0
Preferred stock issuance costs															0
Gross proceeds from issuance of operating partnership units in SST VI OP		$ 4,761,315												$ 4,761,315
Changes to redeemable common stock	(19,564,929)		$ 19,564,929					(19,564,929)				(19,564,929)
Redemptions of common stock	(390)		(5,565,829)		$ (360)	$ (30)						(390)
Redemptions of common stock (in shares)					(359,976)	30,158
Issuance of restricted stock	78				$ 78							78
Issuance of restricted stock (in shares)					78,192
Distributions	(47,011,295)								(47,011,295)			(47,011,295)
Distributions to noncontrolling interests	(6,338,488)												(6,338,488)
Issuance of shares for distribution reinvestment plan	19,564,929				$ 1,541	$ 182		19,563,206				19,564,929
Issuance of shares for distribution reinvestment plan (in shares)					1,541,585	182,445
Equity based compensation expense	2,907,808							1,279,432				1,279,432	1,628,376
Net income (loss) attributable to common stockholders - basic:	(29,401,595)									(29,401,595)		(29,401,595)
Deconsolidation of SST VI OP	(3,170,238)												3,170,238
Net loss attributable to the noncontrolling interests in our Operating Partnership	(2,663,123)												(2,663,123)
Foreign currency translation adjustment	65,261										47,424	47,424	17,837
Foreign currency hedge contract (losses) gains	(394,417)										(337,219)	(337,219)	(57,198)
Interest rate swap and cap contract (losses) gains	4,335,323										3,844,048	3,844,048	491,275
Ending Balance at Dec. 31, 2021	407,377,389				$ 77,058	$ 8,056	71,334,675	724,739,872	(210,964,464)	(170,846,475)	(279,975)	342,734,072	64,643,317		196,356,107
Ending Balance (in shares) at Dec. 31, 2021					77,057,743	8,056,198
Issuance of Class A-1 Units in our Operating Partnership in connection with the contingent earnout related to the Self Administration Transaction	15,513,821												15,513,821
Issuance of noncontrolling interest in SST VI Advisor	1,000												1,000
Offering costs	(53,949)							(53,949)				(53,949)
Tax withholding (net settlement) related to vesting of restricted stock, (in Shares)					(8,098)
Tax withholding (net settlement) related to vesting of restricted stock	(74,495)				$ (8)			(74,487)				(74,495)
Changes to redeemable common stock	(5,243,398)			$ 5,243,398				(5,243,398)				(5,243,398)
Redemptions of common stock	(112)				$ (107)	$ (5)						(112)
Redemptions of common stock (in shares)					(106,502)	(4,696)
Issuance of restricted stock	45				$ 45							45
Issuance of restricted stock (in shares)					45,170
Distributions	(12,427,305)								(12,427,305)			(12,427,305)
Distributions to noncontrolling interests	(1,679,314)												(1,679,314)
Issuance of shares for distribution reinvestment plan	5,243,398				$ 314	$ 34		5,243,050				5,243,398
Issuance of shares for distribution reinvestment plan (in shares)					313,658	34,048
Equity based compensation expense	1,171,937							403,252				403,252	768,685
Net income (loss) attributable to common stockholders - basic:	(216,555)									(216,555)		(216,555)
Foreign currency translation adjustment	937,962										836,775	836,775	101,187
Foreign currency hedge contract (losses) gains	(834,436)										(744,417)	(744,417)	(90,019)
Interest rate swap and cap contract (losses) gains	506,515										451,872	451,872	54,643
Net income attributable to the noncontrolling interests in our Operating Partnership	355,978												355,978
Net income attributable to other noncontrolling interests	47,844												47,844
Ending Balance at Mar. 31, 2022	410,626,325				$ 77,302	$ 8,085	76,578,073	725,014,340	(223,391,769)	(171,063,030)	264,255	330,909,183	79,717,142		196,356,107
Ending Balance (in shares) at Mar. 31, 2022					77,301,971	8,085,550
Beginning Balance at Dec. 31, 2021	407,377,389				$ 77,058	$ 8,056	71,334,675	724,739,872	(210,964,464)	(170,846,475)	(279,975)	342,734,072	64,643,317		196,356,107
Beginning Balance (in shares) at Dec. 31, 2021					77,057,743	8,056,198
Net income (loss) attributable to common stockholders - basic:	7,651,780
Net loss attributable to the noncontrolling interests in our Operating Partnership	2,528,010
Foreign currency hedge contract (losses) gains	4,152,495
Interest rate swap and cap contract (losses) gains	4,762,710
Ending Balance at Sep. 30, 2022	578,481,318				$ 88,857	$ 8,085	76,578,073	893,998,929	(251,489,095)	(163,194,695)	3,499,198	482,911,279	95,570,039		196,356,107
Ending Balance (in shares) at Sep. 30, 2022					88,857,061	8,085,550
Beginning Balance at Dec. 31, 2021	407,377,389				$ 77,058	$ 8,056	71,334,675	724,739,872	(210,964,464)	(170,846,475)	(279,975)	342,734,072	64,643,317		196,356,107
Beginning Balance (in shares) at Dec. 31, 2021					77,057,743	8,056,198
Issuance of OP Units in connection with SSGT II Merger	168,789,874				$ 11,542			168,778,332				168,789,874
Issuance of common stock in connection with the SSGT II Merger (in shares)					11,542,062
Issuance of Class A-1 Units in our Operating Partnership in connection with the contingent earnout related to the Self Administration Transaction	31,514,447												31,514,447
Issuance of noncontrolling interest in SST VI Advisor	1,000												1,000
Offering costs	(445,149)							(445,149)				(445,149)
Tax withholding (net settlement) related to vesting of restricted stock, (in Shares)					8,910
Tax withholding (net settlement) related to vesting of restricted stock	(86,357)				$ 9			86,348				86,357
Issuance of OP Units in connection with SSGT II Merger	1,703												1,703
Changes to redeemable common stock	(5,243,398)		5,243,398					(5,243,398)				(5,243,398)
Redemptions of common stock	(112)				$ (107)	$ (5)						(112)
Redemptions of common stock (in shares)					(106,502)	(4,696)
Issuance of restricted stock	55				$ 55							55
Issuance of restricted stock (in shares)					55,403
Distributions	(55,187,053)								(55,187,053)			(55,187,053)
Distributions to noncontrolling interests	(7,713,375)												(7,713,375)
Issuance of shares for distribution reinvestment plan	5,243,398				$ 314	$ 34		5,243,050				5,243,398
Issuance of shares for distribution reinvestment plan (in shares)					313,658	34,048
Equity based compensation expense	3,968,494							1,297,595				1,297,595	2,670,899
Net income (loss) attributable to common stockholders - basic:	6,321,880									(6,321,880)		(6,321,880)
Net loss attributable to the noncontrolling interests in our Operating Partnership	2,847,572												2,847,572
Foreign currency translation adjustment	(3,832,344)										3,400,645	3,400,645	431,699
Foreign currency hedge contract (losses) gains	3,354,899
Foreign currency forward contract gain (loss)	3,354,899										(2,977,385)	(2,977,385)	(377,514)
Interest rate swap and cap contract (losses) gains	4,906,784										4,357,917	4,357,917	548,867
Ending Balance at Dec. 31, 2022	561,819,707				$ 88,853	$ 8,085	76,578,073	894,283,954	(266,151,517)	(164,524,595)	3,654,682	467,359,462	94,460,245		196,356,107
Ending Balance (in shares) at Dec. 31, 2022					88,853,454	8,085,550
Beginning Balance at Mar. 31, 2022	410,626,325				$ 77,302	$ 8,085	76,578,073	725,014,340	(223,391,769)	(171,063,030)	264,255	330,909,183	79,717,142		196,356,107
Beginning Balance (in shares) at Mar. 31, 2022					77,301,971	8,085,550
Issuance of OP Units in connection with SSGT II Merger	168,789,874				$ 11,542			168,778,332				168,789,874
Issuance of common stock in connection with the SSGT II Merger (in shares)					11,542,062
Offering costs	(391,200)							(391,200)				(391,200)
Tax withholding (net settlement) related to vesting of restricted stock, (in Shares)					(812)
Tax withholding (net settlement) related to vesting of restricted stock	(11,866)				$ (1)			(11,865)				(11,866)
Issuance of OP Units in connection with SSGT II Merger	1,703												1,703
Issuance of restricted stock	14				$ 14							14
Issuance of restricted stock (in shares)					13,840
Distributions	(13,359,132)								(13,359,132)			(13,359,132)
Distributions to noncontrolling interests	(1,954,121)												(1,954,121)
Equity based compensation expense	945,317							324,301				324,301	621,016
Net income (loss) attributable to common stockholders - basic:	9,138,542									9,138,542		9,138,542
Foreign currency translation adjustment	(1,792,539)										(1,587,642)	(1,587,642)	(204,897)
Foreign currency hedge contract (losses) gains	1,512,677										1,339,769	1,339,769	172,908
Interest rate swap and cap contract (losses) gains	1,405,816										1,245,122	1,245,122	160,694
Net income attributable to other noncontrolling interests	1,758,141												1,758,141
Ending Balance at Jun. 30, 2022	576,669,551				$ 88,857	$ 8,085	76,578,073	893,713,908	(236,750,901)	(161,924,488)	1,261,504	496,396,965	80,272,586		196,356,107
Ending Balance (in shares) at Jun. 30, 2022					88,857,061	8,085,550
Issuance of Class A-1 Units in our Operating Partnership in connection with the contingent earnout related to the Self Administration Transaction	16,000,625												16,000,625
Distributions	(14,738,194)								(14,738,194)			(14,738,194)
Distributions to noncontrolling interests	(1,989,782)												(1,989,782)
Equity based compensation expense	925,620							285,021				285,021	640,599
Net income (loss) attributable to common stockholders - basic:	(1,270,207)									(1,270,207)		(1,270,207)
Net loss attributable to the noncontrolling interests in our Operating Partnership	366,047
Foreign currency translation adjustment	(3,806,975)										(3,383,637)	(3,383,637)	(423,338)
Foreign currency hedge contract (losses) gains	3,474,254										3,087,915	3,087,915	386,339
Interest rate swap and cap contract (losses) gains	2,850,379										2,533,416	2,533,416	316,963
Net income attributable to other noncontrolling interests	366,047												366,047
Ending Balance at Sep. 30, 2022	578,481,318				$ 88,857	$ 8,085	76,578,073	893,998,929	(251,489,095)	(163,194,695)	3,499,198	482,911,279	95,570,039		196,356,107
Ending Balance (in shares) at Sep. 30, 2022					88,857,061	8,085,550
Beginning Balance at Dec. 31, 2022	561,819,707				$ 88,853	$ 8,085	76,578,073	894,283,954	(266,151,517)	(164,524,595)	3,654,682	467,359,462	94,460,245		196,356,107
Beginning Balance (in shares) at Dec. 31, 2022					88,853,454	8,085,550
Tax withholding (net settlement) related to vesting of restricted stock, (in Shares)					(14,786)
Tax withholding (net settlement) related to vesting of restricted stock	(211,966)				$ (15)			(211,951)				(211,966)
Redemptions of common stock			(4,715,055)
Issuance of restricted stock	44				$ 44							44
Issuance of restricted stock (in shares)					43,876
Distributions	(14,260,984)								(14,260,984)			(14,260,984)
Distributions to noncontrolling interests	(129,486)												(129,486)
Equity based compensation expense	1,106,113							282,654				282,654	823,459
Net income (loss) attributable to common stockholders - basic:	(1,389,957)									(1,389,957)		(1,389,957)
Foreign currency translation adjustment	253,576										224,139	224,139	29,437
Foreign currency hedge contract (losses) gains	(91,616)										(80,980)	(80,980)	(10,636)
Interest rate swap and cap contract (losses) gains	(1,493,341)										(1,319,980)	(1,319,980)	(173,361)
Disctributions to noncontrolling interests in our Operating Partnership	(2,028,207)												(2,028,207)
Net income attributable to the noncontrolling interests in our Operating Partnership	232,943												232,943
Net income attributable to other noncontrolling interests	107,422												107,422
Ending Balance at Mar. 31, 2023	543,914,248				$ 88,882	$ 8,085	71,863,018	894,354,657	(280,412,501)	(165,914,552)	2,477,861	450,602,432	93,311,816		196,356,107
Ending Balance (in shares) at Mar. 31, 2023					88,882,544	8,085,550
Beginning Balance at Dec. 31, 2022	561,819,707				$ 88,853	$ 8,085	76,578,073	894,283,954	(266,151,517)	(164,524,595)	3,654,682	467,359,462	94,460,245		196,356,107
Beginning Balance (in shares) at Dec. 31, 2022					88,853,454	8,085,550
Net income (loss) attributable to common stockholders - basic:	(1,632,362)
Net loss attributable to the noncontrolling interests in our Operating Partnership	1,573,727
Foreign currency hedge contract (losses) gains	189,267
Interest rate swap and cap contract (losses) gains	(1,582,793)
Ending Balance at Sep. 30, 2023	514,106,196				$ 88,836	$ 8,120	69,461,463	894,718,919	(309,558,673)	(166,156,957)	2,446,687	421,546,932	92,559,264		196,356,107
Ending Balance (in shares) at Sep. 30, 2023					88,835,383	8,121,031
Beginning Balance at Mar. 31, 2023	543,914,248				$ 88,882	$ 8,085	71,863,018	894,354,657	(280,412,501)	(165,914,552)	2,477,861	450,602,432	93,311,816		196,356,107
Beginning Balance (in shares) at Mar. 31, 2023					88,882,544	8,085,550
Offering costs	(11,354)							(11,354)				(11,354)
Tax withholding (net settlement) related to vesting of restricted stock, (in Shares)					(2,636)
Tax withholding (net settlement) related to vesting of restricted stock	(34,696)				$ (2)			(34,694)				(34,696)
Changes to redeemable common stock	(5,974,348)		5,974,348					(5,974,348)				(5,974,348)
Redemptions of common stock	(310)		(7,237,836)		$ (299)	$ (11)						(310)
Redemptions of common stock (in shares)					(299,129)	(10,868)
Issuance of restricted stock	2				$ 2							2
Issuance of restricted stock (in shares)					2,114
Distributions	(14,503,753)								(14,503,753)			(14,503,753)
Distributions to noncontrolling interests	(97,632)												(97,632)
Issuance of shares for distribution reinvestment plan	5,974,348				$ 354	$ 39		5,973,955				5,974,348
Issuance of shares for distribution reinvestment plan (in shares)					353,648	38,871
Equity based compensation expense	1,513,235							274,647				274,647	1,238,588
Net income (loss) attributable to common stockholders - basic:	393,398									393,398		393,398
Foreign currency translation adjustment	1,183,503										1,044,950	1,044,950	138,553
Foreign currency hedge contract (losses) gains	(962,245)										(849,595)	(849,595)	(112,650)
Interest rate swap and cap contract (losses) gains	550,036										485,643	485,643	64,393
Disctributions to noncontrolling interests in our Operating Partnership	(2,106,368)												(2,106,368)
Net income attributable to the noncontrolling interests in our Operating Partnership	504,216												504,216
Net income attributable to other noncontrolling interests	265,302												265,302
Ending Balance at Jun. 30, 2023	530,607,582				$ 88,937	$ 8,113	70,599,530	894,582,863	(294,916,254)	(165,521,154)	3,158,859	437,401,364	93,206,218		196,356,107
Ending Balance (in shares) at Jun. 30, 2023					88,936,541	8,113,553
Offering costs	(432)							(432)				(432)
Changes to redeemable common stock	(5,901,131)		5,901,131					(5,901,131)				(5,901,131)
Redemptions of common stock	(479)		$ (7,039,198)		$ (447)	$ (32)						(479)
Redemptions of common stock (in shares)					(446,718)	(31,755)
Issuance of restricted stock	(3)				$ (3)							(3)
Issuance of restricted stock (in shares)					(3,424)
Distributions	(14,642,419)								(14,642,419)			(14,642,419)
Distributions to noncontrolling interests	(258,138)												(258,138)
Issuance of shares for distribution reinvestment plan	5,901,131				$ 349	$ 39		5,900,743				5,901,131
Issuance of shares for distribution reinvestment plan (in shares)					348,984	39,233
Equity based compensation expense	1,459,225							136,012				136,012	1,323,213
Net income (loss) attributable to common stockholders - basic:	(635,803)									(635,803)		(635,803)
Net loss attributable to the noncontrolling interests in our Operating Partnership	463,844
Foreign currency translation adjustment	(1,410,295)										(1,245,107)	(1,245,107)	(165,188)
Foreign currency hedge contract (losses) gains	1,243,128										1,097,520	1,097,520	145,608
Interest rate swap and cap contract (losses) gains	(639,488)										(564,585)	(564,585)	(74,903)
Disctributions to noncontrolling interests in our Operating Partnership	(2,081,391)												(2,081,391)
Net income attributable to the noncontrolling interests in our Operating Partnership	359,862												359,862
Net income attributable to other noncontrolling interests	103,983												103,983
Ending Balance at Sep. 30, 2023	$ 514,106,196				$ 88,836	$ 8,120	$ 69,461,463	$ 894,718,919	$ (309,558,673)	$ (166,156,957)	$ 2,446,687	$ 421,546,932	$ 92,559,264		$ 196,356,107
Ending Balance (in shares) at Sep. 30, 2023					88,835,383	8,121,031